MARKETABLE SECURITIES AND WARRANTS (Tables)	12 Months Ended
Dec. 31, 2021
Marketable Securities And Warrants
SCHEDULE OF FAIR VALUE OF MARKETABLE SECURITIES AND WARRANTS

	2021	2020
	$	$
Marketable securities at fair value
Opening balance	2,138	348
Additions	-	995
Disposals	(999)	-
Fair value (loss) gain	(766)	645
Exchange differences	34	150
Closing balance	407	2,138

Warrants at fair value
Opening balance	212	-
Additions	-	128
Fair value (loss) gain	(167)	67
Exchange differences	2	17
Closing balance	47	212

Marketable securities and warrants	454	2,350